UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01435
AMCAP Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
February 28 or 29
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class A
| AMCPX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class C
| AMPCX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class F-1
| AMPFX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class F-2
| AMCFX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class F-3
| FMACX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class 529-A
| CAFAX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 35	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class 529-C
| CAFCX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class 529-E
| CAFEX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class 529-F-2
| FMMMX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class 529-F-3
| FMCMX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-1
| RAFAX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 74	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-2
| RAFBX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-2E
| RAEBX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-3
| RAFCX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 51	0.97% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-4
| RAFEX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-5E
| RAEFX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-5
| RAFFX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-002-1026 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund®
Class R-6
| RAFGX
for the six months ended August 31, 2026
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-002-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMCAP Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended August 31, 2026
Lit. No. MFGEFP2-002-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026unaudited

Common stocks 96.00%	Shares	Value (000)
Information technology 37.50%
NVIDIA Corp.	32,403,102	$7,153,956
Broadcom, Inc.	16,055,675	5,946,059
Microsoft Corp.	11,546,966	5,857,660
Taiwan Semiconductor Manufacturing Co., Ltd.	38,003,983	2,881,268
Apple, Inc.	5,280,045	1,672,982
Amphenol Corp., Class A	9,526,445	1,510,418
Fair Isaac Corp. (a)	977,495	1,121,392
Micron Technology, Inc.	1,044,436	1,001,332
CrowdStrike Holdings, Inc., Class A (a)	4,025,980	930,001
Applied Materials, Inc.	2,008,095	920,491
Entegris, Inc.	6,641,731	898,560
Western Digital Corp.	1,859,635	837,859
Synopsys, Inc. (a)	1,633,910	718,251
Salesforce, Inc.	2,396,946	617,310
Corning, Inc.	3,915,893	582,411
Arista Networks, Inc. (a)	2,756,779	539,474
KLA Corp.	2,291,840	402,103
Oracle Corp.	2,353,948	351,021
Seagate Technology Holdings PLC	361,858	299,756
Shopify, Inc., Class A, subordinate voting shares (a)	1,874,406	276,231
Ciena Corp. (a)	615,718	235,697
ASML Holding NV	133,342	224,860
Halma PLC	2,794,292	137,517
Palo Alto Networks, Inc. (a)	223,200	85,291
ServiceNow, Inc. (a)	477,778	70,706
Lattice Semiconductor Corp. (a)	610,377	70,401
Databricks, Inc., Class C (a)(b)(c)	277,140	70,116
Stripe, LLC, Class B (a)(b)(c)	217,774	15,246
		35,428,369

Consumer discretionary 15.22%
Amazon.com, Inc. (a)	22,297,709	5,792,276
MercadoLibre, Inc. (a)	1,036,798	2,007,448
Carvana Co., Class A (a)	26,366,654	1,936,894
Viking Holdings, Ltd. (a)	16,972,536	1,462,014
NVR, Inc. (a)	79,357	501,158
Starbucks Corp.	4,408,506	468,404
DoorDash, Inc., Class A (a)	1,879,450	435,544
Moncler SpA	6,239,105	341,408
TJX Cos., Inc. (The)	2,538,395	339,917
Royal Caribbean Cruises, Ltd.	1,243,408	334,153
Tesla, Inc. (a)	774,108	284,833
Booking Holdings, Inc.	750,289	149,375
Hilton Worldwide Holdings, Inc.	370,062	117,043
Flutter Entertainment PLC (a)	933,730	93,541
D.R. Horton, Inc.	426,704	61,684
PulteGroup, Inc.	393,640	49,725
		14,375,417

Communication services 12.61%
Alphabet, Inc., Class A	13,872,352	4,707,583
Alphabet, Inc., Class C	3,240,617	1,086,935
Meta Platforms, Inc., Class A	5,905,266	3,379,820
Netflix, Inc. (a)	20,867,494	1,691,310
Space Exploration Technologies Corp., Class A (a)	5,528,071	794,329
AppLovin Corp., Class A (a)	819,465	255,722
		11,915,699

1	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Health care 11.11%
Eli Lilly and Co.	2,932,506	$3,392,118
Vertex Pharmaceuticals, Inc. (a)	4,734,921	2,578,259
Alnylam Pharmaceuticals, Inc. (a)	4,526,680	1,089,527
Danaher Corp.	4,202,636	897,515
Medline, Inc., Class A (a)	18,780,959	657,897
Thermo Fisher Scientific, Inc.	683,223	421,617
IDEXX Laboratories, Inc. (a)	732,861	407,976
Waters Corp. (a)	600,213	248,866
West Pharmaceutical Services, Inc.	569,887	194,394
Boston Scientific Corp. (a)	3,886,332	187,710
Abbott Laboratories	1,601,358	176,726
Amgen, Inc.	313,496	134,766
Intuitive Surgical, Inc. (a)	286,646	108,025
		10,495,396

Industrials 9.66%
Uber Technologies, Inc. (a)	22,138,707	1,674,793
General Electric Co.	2,887,168	969,251
XPO, Inc. (a)	4,326,997	839,394
TransDigm Group, Inc.	643,174	753,633
United Rentals, Inc.	594,333	616,918
Trane Technologies PLC	1,253,614	557,106
Howmet Aerospace, Inc.	2,271,452	556,392
Waste Management, Inc.	2,375,160	519,970
Ingersoll-Rand, Inc.	6,432,262	495,606
Ferguson Enterprises, Inc.	1,964,159	440,973
Airbus SE, non-registered shares	1,800,000	412,388
Boeing Co. (The) (a)	1,010,890	210,043
ATI, Inc. (a)	997,293	203,647
RTX Corp.	924,038	191,950
Carrier Global Corp.	3,250,079	189,220
UL Solutions, Inc., Class A	2,121,970	158,129
Rolls-Royce Holdings PLC	6,279,737	130,205
APi Group Corp. (a)	2,537,277	99,588
FTAI Aviation, Ltd.	460,515	87,544
Old Dominion Freight Line, Inc.	84,435	16,884
		9,123,634

Financials 6.82%
Mastercard, Inc., Class A	3,003,956	1,770,261
Progressive Corp.	4,190,291	913,819
Affirm Holdings, Inc., Class A (a)	10,999,757	818,932
JPMorgan Chase & Co.	1,410,781	502,266
KKR & Co., Inc.	4,573,786	501,836
Morgan Stanley	1,895,203	404,285
BlackRock, Inc.	340,027	392,939
Apollo Asset Management, Inc.	2,008,262	274,288
Rocket Cos., Inc., Class A (a)	20,000,000	268,200
Visa, Inc., Class A	514,596	195,222
Blackstone, Inc.	1,208,017	173,036
Nu Holdings, Ltd., Class A (a)	10,000,000	145,500
Arthur J. Gallagher & Co.	309,791	81,212
		6,441,796

Materials 1.62%
Linde PLC	2,417,306	1,183,465
Ecolab, Inc.	1,220,318	345,594
		1,529,059

AMCAP Fund	2

Common stocks (continued)	Shares	Value (000)
Consumer staples 1.41%
Philip Morris International, Inc.	3,930,793	$736,238
Monster Beverage Corp. (a)	11,126,748	510,940
FHU US Holdings, LLC (b)(c)	22,440	87,376
		1,334,554

Energy 0.05%
EOG Resources, Inc.	361,246	52,366
Total common stocks (cost: $47,773,233,000)		90,696,290
Preferred securities 1.09%
Information technology 0.99%
Anthropic, PBC, Class H, preferred shares (a)(b)(c)	797,780	599,388
Databricks, Inc., Class L, preferred shares (a)(b)(c)	877,300	221,957
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	430,630	30,148
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	327,540	22,931
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	116,181	8,134
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	86,605	6,063
Genesys Cloud Services Topco, LLC, preferred shares (a)(b)	11,004,799	43,359
		931,980

Industrials 0.10%
Anduril Industries, Inc., Class H, preferred shares (a)(b)(c)	1,371,946	99,370
Total preferred securities (cost: $813,997,000)		1,031,350
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	34,745	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.78% (e)(f)	27,578,453	2,757,570
Total short-term securities (cost: $2,757,560,000)		2,757,570
Total investment securities 100.01% (cost: $51,344,790,000)		94,485,210
Other assets less liabilities (0.01)%		(8,803)
Net assets 100.00%		$94,476,407

3	AMCAP Fund

Investments in affiliates (f)

	Value at 3/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
TopBuild Corp. (a)(g)	$1,065,296	$—	$886,900	$525,744	$(704,140)	$—	$—
Industrials 0.00%
XPO, Inc. (a)(h)	1,271,553	—	349,681	214,533	(297,011)	—	—
Total common stocks						—
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.78% (e)	3,447,931	8,660,676	9,350,674	(107)	(256)	2,757,570	44,360
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.78% (e)	—	— (d)				—	— (j)
Total short-term securities						2,757,570
Total 2.92%				$740,170	$(1,001,407)	$2,757,570	$44,360
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(b)	5/28/2026	$469,900	$599,388	0.63%
Databricks, Inc., Class L, preferred shares (a)(b)	12/16/2025	166,687	221,957	0.24
Databricks, Inc., Class C (a)(b)	8/12/2026	70,116	70,116	0.07
Anduril Industries, Inc., Class H, preferred shares (a)(b)	4/1/2026	94,599	99,370	0.11
FHU US Holdings, LLC (b)	10/14/2025	100,000	87,376	0.09
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	9,682	30,148	0.03
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	7,055	22,931	0.02
Stripe, LLC, Class B (a)(b)	5/6/2021-8/24/2023	8,431	15,246	0.02
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	2,502	8,134	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,475	6,063	0.01
Total		$932,447	$1,160,729	1.23%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 8/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Affiliated issuer during the reporting period but no longer held at 8/31/2026.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2026. Refer to the investment portfolio for the security value at 8/31/2026.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
Refer to the notes to financial statements.

AMCAP Fund	4

Financial statements
Statement of assets and liabilities at August 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $48,587,230)	$91,727,640
Affiliated issuers (cost: $2,757,560)	2,757,570	$94,485,210
Cash		1,180
Receivables for:
Sales of investments	57,849
Sales of fund’s shares	27,265
Dividends and interest	33,861
Securities lending income	348
Other	89	119,412
		94,605,802
Liabilities:
Payables for:
Purchases of investments	31,238
Repurchases of fund’s shares	56,192
Investment advisory services	23,593
Services provided by related parties	14,485
Trustees’ deferred compensation	3,420
Other	467	129,395
Net assets at August 31, 2026		$94,476,407
Net assets consist of:
Capital paid in on shares of beneficial interest		$45,999,859
Total distributable earnings (accumulated loss)		48,476,548
Net assets at August 31, 2026		$94,476,407

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,053,013 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$43,064,125	942,897	$45.67
Class C	548,355	16,082	34.10
Class F-1	845,288	18,812	44.93
Class F-2	10,392,060	222,863	46.63
Class F-3	6,211,827	133,838	46.41
Class 529-A	2,913,802	65,205	44.69
Class 529-C	50,523	1,474	34.28
Class 529-E	84,384	2,003	42.13
Class 529-F-2	375,685	8,175	45.96
Class 529-F-3	21	— *	46.00
Class R-1	52,219	1,454	35.92
Class R-2	551,770	15,376	35.88
Class R-2E	68,987	1,584	43.54
Class R-3	847,759	19,966	42.46
Class R-4	678,894	15,104	44.95
Class R-5E	170,494	3,701	46.07
Class R-5	238,809	5,041	47.38
Class R-6	27,381,405	579,438	47.26
*
Amount less than one thousand.
Refer to the notes to financial statements.

5	AMCAP Fund

Financial statements (continued)
Statement of operations for the six months ended August 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,822; also includes $44,360 from affiliates)	$269,510
Securities lending income (net of fees)	876
Interest from unaffiliated issuers	731	$271,117
Fees and expenses*:
Investment advisory services	137,646
Distribution services	63,004
Transfer agent services	23,319
Administrative services	14,156
529 plan services	861
Reports to shareholders	734
Registration statement and prospectus	583
Trustees’ compensation	436
Auditing and legal	166
Custodian	478
Other	98	241,481
Net investment income		29,636
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	5,010,504
Affiliated issuers	740,170
Currency transactions	(1,767)	5,748,907
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,516,882
Affiliated issuers	(1,001,407)
Currency translations	(36)	2,515,439
Net realized gain (loss) and unrealized appreciation (depreciation)		8,264,346
Net increase (decrease) in net assets resulting from operations		$8,293,982
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

AMCAP Fund	6

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended August 31,	Year ended February 28,
	2026*	2026

Operations:
Net investment income	$29,636	$196,130
Net realized gain (loss)	5,748,907	11,216,375
Net unrealized appreciation (depreciation)	2,515,439	1,455,026
Net increase (decrease) in net assets resulting from operations	8,293,982	12,867,531
Distributions paid to shareholders	(6,918,639)	(8,086,915)
Net capital share transactions	(926,648)	622,975
Total increase (decrease) in net assets	448,695	5,403,591
Net assets:
Beginning of period	94,027,712	88,624,121
End of period	$94,476,407	$94,027,712
*
Unaudited.
Refer to the notes to financial statements.

7	AMCAP Fund

Notes to financial statementsunaudited
1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide long-term growth of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

AMCAP Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund

9	AMCAP Fund

Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,343,007	$—	$85,362	$35,428,369
Consumer discretionary	14,375,417	—	—	14,375,417
Communication services	11,915,699	—	—	11,915,699
Health care	10,495,396	—	—	10,495,396
Industrials	9,123,634	—	—	9,123,634
Financials	6,441,796	—	—	6,441,796
Materials	1,529,059	—	—	1,529,059
Consumer staples	1,247,178	—	87,376	1,334,554
Energy	52,366	—	—	52,366
Preferred securities	—	—	1,031,350	1,031,350
Rights & warrants	—	—	— [1]	— [1]
Short-term securities	2,757,570	—	—	2,757,570
Total	$93,281,122	$—	$1,204,088	$94,485,210
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	10

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended August 31, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Rights & warrants	Total
Beginning value at 2/28/2026	113,721	251,826	— [1]	365,547
Transfers into level 3[2]	—	—	—	—
Purchases	70,115	564,499	—	634,614
Sales	—	—	—	—
Net realized gain (loss)[3]	—	—	—	—
Unrealized appreciation (depreciation)[3]	(11,098)	215,025	—	203,927
Transfers out of level 3[2]	—	—	—	—
Ending value at 8/31/2026	172,738	1,031,350	— [1]	1,204,088
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 8/31/2026	(11,098)	215,025	—	203,927
1
Amount less than one thousand.
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 8/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$172,738	Market comparables	EV/EBITDA multiple	21.5x	21.5x	Increase
			EV/Gross Profit multiple	20.0x	20.0x	Increase
			EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,031,350	Market comparables	EV/Gross Profit multiple	20.0x	20.0x	Increase
			EV/Sales multiple	5.3x - 30.2x	22.7x	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
$1,204,088
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

EV = Enterprise value
EBITDA = Earnings before interest, taxes, depreciation and amortization
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

11	AMCAP Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2026, the fund did not have any securities out on loan.

AMCAP Fund	12

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended August 31, 2026, the fund recognized $580,000 in EU reclaims (net of $22,000 in fees and the effect of realized gain or loss from currency translations) and $171,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, February 28, 2026, were as follows (dollars in thousands):
Undistributed long-term capital gains	$6,918,398
Post-October capital loss deferral[1]	(393,986)
1
This deferral is considered incurred in the subsequent year.
As of August 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$44,036,812
Gross unrealized depreciation on investments	(921,660)
Net unrealized appreciation (depreciation) on investments	43,115,152
Cost of investments	51,370,058

13	AMCAP Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended August 31, 2026			Year ended February 28, 2026
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$3,185,027	$3,185,027	$12	$3,656,986	$3,656,998
Class C	—	54,557	54,557	—	68,881	68,881
Class T2	—	1	1	—	1	1
Class F-1	—	64,046	64,046	—	75,473	75,473
Class F-2	—	752,022	752,022	2	888,890	888,892
Class F-3	—	450,378	450,378	—	522,687	522,687
Class 529-A	—	219,624	219,624	3	248,712	248,715
Class 529-C	—	4,908	4,908	—	5,699	5,699
Class 529-E	—	6,832	6,832	—	7,998	7,998
Class 529-T2	—	2	2	—	2	2
Class 529-F-1[2]	—	1	1	—	2	2
Class 529-F-2	—	27,260	27,260	— [3]	29,517	29,517
Class 529-F-3	—	2	2	—	2	2
Class R-1	—	4,825	4,825	—	5,751	5,751
Class R-2	—	51,683	51,683	—	67,051	67,051
Class R-2E	—	5,182	5,182	—	7,328	7,328
Class R-3	—	66,803	66,803	— [3]	83,717	83,717
Class R-4	—	45,072	45,072	—	60,156	60,156
Class R-5E	—	12,471	12,471	— [3]	15,710	15,710
Class R-5	—	17,234	17,234	—	21,296	21,296
Class R-6	—	1,950,709	1,950,709	—	2,321,039	2,321,039
Total	$—	$6,918,639	$6,918,639	$17	$8,086,898	$8,086,915
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the six months ended August 31, 2026, the investment advisory services fees were $137,646,000, which were equivalent to an annualized rate of 0.292% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into

AMCAP Fund	14

agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended August 31, 2026, the 529 plan services fees were $861,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

15	AMCAP Fund

For the six months ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$50,128	$13,808	$6,405	Not applicable
Class C	2,790	184	85	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	1,021	497	127	Not applicable
Class F-2	Not applicable	5,685	1,575	Not applicable
Class F-3	Not applicable	19	928	Not applicable
Class 529-A	3,195	868	433	$733
Class 529-C	255	16	8	13
Class 529-E	212	15	13	22
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	86	55	93
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	258	22	8	Not applicable
Class R-2	2,075	920	83	Not applicable
Class R-2E	201	63	10	Not applicable
Class R-3	2,101	592	126	Not applicable
Class R-4	768	279	92	Not applicable
Class R-5E	Not applicable	118	25	Not applicable
Class R-5	Not applicable	60	36	Not applicable
Class R-6	Not applicable	87	4,147	Not applicable

Total class-specific expenses	$63,004	$23,319	$14,156	$861
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $436,000 in the fund’s statement of operations reflects $235,000 in current fees (either paid in cash or deferred) and a net increase of $201,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

AMCAP Fund	16

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $466,070,000 and $737,253,000, respectively, which generated $232,988,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2026
Class A	$592,494	13,032	$3,128,887	69,562	$(3,000,948)	(65,878)	$720,433	16,716
Class C	23,799	689	54,404	1,618	(107,954)	(3,110)	(29,751)	(803)
Class T2	—	—	—	—	(15)	— [3]	(15)	— [3]
Class F-1	6,010	134	63,434	1,433	(71,542)	(1,592)	(2,098)	(25)
Class F-2	857,588	18,515	728,904	15,877	(2,107,375)	(44,846)	(520,883)	(10,454)
Class F-3	393,029	8,518	446,405	9,773	(911,341)	(19,561)	(71,907)	(1,270)
Class 529-A	90,089	2,017	219,542	4,988	(219,615)	(4,916)	90,016	2,089
Class 529-C	4,815	138	4,908	145	(8,882)	(254)	841	29
Class 529-E	1,797	43	6,827	164	(8,168)	(194)	456	13
Class 529-T2	—	—	2	— [3]	(30)	(1)	(28)	(1)
Class 529-F-1[2]	—	—	1	— [3]	(19)	— [3]	(18)	— [3]
Class 529-F-2	22,301	485	27,264	603	(30,366)	(663)	19,199	425
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Class R-1	2,535	69	4,823	136	(5,659)	(156)	1,699	49
Class R-2	29,274	806	51,656	1,459	(69,877)	(1,939)	11,053	326
Class R-2E	5,356	124	5,182	121	(6,314)	(147)	4,224	98
Class R-3	53,070	1,255	66,715	1,594	(97,044)	(2,289)	22,741	560
Class R-4	106,438	2,347	45,010	1,017	(85,307)	(1,885)	66,141	1,479
Class R-5E	16,202	359	12,469	275	(18,527)	(404)	10,144	230
Class R-5	8,183	175	17,222	369	(33,033)	(702)	(7,628)	(158)
Class R-6	776,347	16,868	1,941,526	41,744	(3,959,141)	(82,477)	(1,241,268)	(23,865)
Total net increase (decrease)	$2,989,327	65,574	$6,825,182	150,878	$(10,741,157)	(231,014)	$(926,648)	(14,562)
Refer to the end of the table(s) for footnote(s).

17	AMCAP Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 28, 2026
Class A	$1,394,916	31,570	$3,594,783	81,203	$(5,501,544)	(123,508)	$(511,845)	(10,735)
Class C	54,896	1,586	68,702	2,003	(206,848)	(5,967)	(83,250)	(2,378)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,744	380	74,778	1,714	(138,262)	(3,152)	(46,740)	(1,058)
Class F-2	1,767,024	38,970	862,627	19,146	(1,999,166)	(44,205)	630,485	13,911
Class F-3	849,653	18,879	518,239	11,567	(1,164,954)	(25,786)	202,938	4,660
Class 529-A	187,036	4,277	248,638	5,727	(442,526)	(10,047)	(6,852)	(43)
Class 529-C	12,218	349	5,696	165	(22,646)	(645)	(4,732)	(131)
Class 529-E	5,560	132	7,998	194	(17,216)	(407)	(3,658)	(81)
Class 529-T	—	—	2	— [3]	—	—	2	— [3]
Class 529-F-1	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-2	53,878	1,197	29,505	663	(58,736)	(1,300)	24,647	560
Class 529-F-3	—	—	2	— [3]	—	—	2	— [3]
Class R-1	4,808	134	5,749	160	(13,715)	(375)	(3,158)	(81)
Class R-2	84,626	2,358	67,015	1,871	(305,692)	(8,233)	(154,051)	(4,004)
Class R-2E	20,285	473	7,328	173	(59,338)	(1,344)	(31,725)	(698)
Class R-3	132,549	3,205	83,662	2,018	(400,491)	(9,373)	(184,280)	(4,150)
Class R-4	72,770	1,681	60,150	1,382	(280,486)	(6,276)	(147,566)	(3,213)
Class R-5E	40,571	913	15,708	354	(113,744)	(2,467)	(57,465)	(1,200)
Class R-5	19,055	419	21,273	467	(70,829)	(1,544)	(30,501)	(658)
Class R-6	2,625,998	58,260	2,307,082	50,686	(3,902,357)	(84,225)	1,030,723	24,721
Total net increase (decrease)	$7,342,587	164,783	$7,978,938	179,493	$(14,698,550)	(328,854)	$622,975	15,422
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $12,747,867,000 and $19,729,139,000, respectively, during the six months ended August 31, 2026.

AMCAP Fund	18

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
8/31/2026[4,5]	$45.17	$(.01 )	$4.05	$4.04	$—	$(3.54)	$(3.54)	$45.67	9.06%[6]	$43,064	.63%[7]	(.05 )%[7]
2/28/2026	43.01	.04	6.14	6.18	—	(4.02)	(4.02)	45.17	14.77	41,832.64		.09
2/28/2025	41.15	.09	5.27	5.36	(.17 )	(3.33)	(3.50)	43.01	12.97	40,301.65		.22
2/29/2024	31.97	.13	10.30	10.43	(.22 )	(1.03)	(1.25)	41.15	33.03	38,775.67		.37
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)	31,169.67		.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42	38,536.65		.05
Class C:
8/31/2026[4,5]	34.68	(.14 )	3.10	2.96	—	(3.54)	(3.54)	34.10	8.67 [6]	548	1.37 [7]	(.80 )[7]
2/28/2026	34.12	(.23 )	4.81	4.58	—	(4.02)	(4.02)	34.68	13.89	586	1.40	(.65 )
2/28/2025	33.38	(.18 )	4.25	4.07	—	(3.33)	(3.33)	34.12	12.14	657	1.40	(.53 )
2/29/2024	26.13	(.11 )	8.39	8.28	—	(1.03)	(1.03)	33.38	32.07	752	1.42	(.38 )
2/28/2023	32.96	(.12 )	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)	728	1.42	(.44 )
2/28/2022	34.23	(.26 )	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61	1,085	1.40	(.70 )
Class F-1:
8/31/2026[4,5]	44.50	(.02 )	3.99	3.97	—	(3.54)	(3.54)	44.93	9.03 [6]	845	.69 [7]	(.11 )[7]
2/28/2026	42.46	.02	6.04	6.06	—	(4.02)	(4.02)	44.50	14.68	838.70		.04
2/28/2025	40.66	.07	5.20	5.27	(.14 )	(3.33)	(3.47)	42.46	12.93	845.70		.17
2/29/2024	31.58	.12	10.17	10.29	(.18 )	(1.03)	(1.21)	40.66	32.99	873.71		.33
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)	765.71		.28
2/28/2022	39.78	— [8]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34	1,017.70		(.01 )
Class F-2:
8/31/2026[4,5]	46.00	.03	4.14	4.17	—	(3.54)	(3.54)	46.63	9.18 [6]	10,392	.44 [7]	.14 [7]
2/28/2026	43.66	.13	6.23	6.36	—	(4.02)	(4.02)	46.00	14.97	10,733.44		.29
2/28/2025	41.70	.19	5.34	5.53	(.24 )	(3.33)	(3.57)	43.66	13.23	9,579.44		.43
2/29/2024	32.43	.22	10.44	10.66	(.36 )	(1.03)	(1.39)	41.70	33.35	9,344.44		.60
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)	7,613.44		.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61	9,685.44		.26
Class F-3:
8/31/2026[4,5]	45.78	.06	4.11	4.17	—	(3.54)	(3.54)	46.41	9.22 [6]	6,212	.33 [7]	.25 [7]
2/28/2026	43.42	.18	6.20	6.38	—	(4.02)	(4.02)	45.78	15.10	6,185.33		.41
2/28/2025	41.48	.23	5.32	5.55	(.28 )	(3.33)	(3.61)	43.42	13.35	5,664.33		.54
2/29/2024	32.29	.26	10.39	10.65	(.43 )	(1.03)	(1.46)	41.48	33.51	5,455.33		.71
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)	4,489.33		.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74	5,290.33		.37
Class 529-A:
8/31/2026[4,5]	44.27	(.02 )	3.98	3.96	—	(3.54)	(3.54)	44.69	9.06 [6]	2,914	.66 [7]	(.09 )[7]
2/28/2026	42.25	.03	6.01	6.04	—	(4.02)	(4.02)	44.27	14.70	2,794.68		.06
2/28/2025	40.48	.08	5.17	5.25	(.15 )	(3.33)	(3.48)	42.25	12.94	2,668.68		.19
2/29/2024	31.45	.12	10.14	10.26	(.20 )	(1.03)	(1.23)	40.48	33.03	2,546.71		.34
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)	2,064.71		.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36	2,503.68		.02
Class 529-C:
8/31/2026[4,5]	34.86	(.15 )	3.11	2.96	—	(3.54)	(3.54)	34.28	8.62 [6]	51	1.44 [7]	(.86 )[7]
2/28/2026	34.29	(.25 )	4.84	4.59	—	(4.02)	(4.02)	34.86	13.85	50	1.45	(.71 )
2/28/2025	33.55	(.20 )	4.27	4.07	—	(3.33)	(3.33)	34.29	12.07	54	1.44	(.57 )
2/29/2024	26.27	(.13 )	8.44	8.31	—	(1.03)	(1.03)	33.55	32.01	63	1.48	(.43 )
2/28/2023	33.15	(.13 )	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)	62	1.48	(.50 )
2/28/2022	34.43	(.28 )	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56	90	1.45	(.75 )
Refer to the end of the table(s) for footnote(s).

19	AMCAP Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
8/31/2026[4,5]	$41.98	$(.07 )	$3.76	$3.69	$—	$(3.54)	$(3.54)	$42.13	8.91%[6]	$84	.91%[7]	(.34 )%[7]
2/28/2026	40.35	(.08 )	5.73	5.65	—	(4.02)	(4.02)	41.98	14.41	84.92		(.18 )
2/28/2025	38.81	(.02 )	4.96	4.94	(.07 )	(3.33)	(3.40)	40.35	12.69	83.92		(.04 )
2/29/2024	30.16	.04	9.71	9.75	(.07 )	(1.03)	(1.10)	38.81	32.68	84.94		.11
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)	70.93		.05
2/28/2022	38.37	(.09 )	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12	86.92		(.22 )
Class 529-F-2:
8/31/2026[4,5]	45.38	.03	4.09	4.12	—	(3.54)	(3.54)	45.96	9.20 [6]	376	.42 [7]	.15 [7]
2/28/2026	43.12	.13	6.15	6.28	—	(4.02)	(4.02)	45.38	14.97	352.43		.30
2/28/2025	41.22	.19	5.29	5.48	(.25 )	(3.33)	(3.58)	43.12	13.25	310.44		.43
2/29/2024	32.08	.22	10.32	10.54	(.37 )	(1.03)	(1.40)	41.22	33.35	269.44		.61
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)	197.43		.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61	217.45		.25
Class 529-F-3:
8/31/2026[4,5]	45.41	.04	4.09	4.13	—	(3.54)	(3.54)	46.00	9.19 [6]	— [9]	.38 [7]	.19 [7]
2/28/2026	43.12	.16	6.15	6.31	—	(4.02)	(4.02)	45.41	15.04	— [9]	.38	.35
2/28/2025	41.22	.21	5.29	5.50	(.27 )	(3.33)	(3.60)	43.12	13.30	— [9]	.38	.49
2/29/2024	32.08	.23	10.33	10.56	(.39 )	(1.03)	(1.42)	41.22	33.43	— [9]	.39	.65
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)	— [9]	.40	.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69	— [9]	.38	.31
Class R-1:
8/31/2026[4,5]	36.36	(.15 )	3.25	3.10	—	(3.54)	(3.54)	35.92	8.65 [6]	52	1.41 [7]	(.83 )[7]
2/28/2026	35.60	(.25 )	5.03	4.78	—	(4.02)	(4.02)	36.36	13.87	51	1.42	(.68 )
2/28/2025	34.71	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.60	12.10	53	1.42	(.54 )
2/29/2024	27.14	(.11 )	8.71	8.60	—	(1.03)	(1.03)	34.71	32.06	63	1.42	(.38 )
2/28/2023	34.13	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)	55	1.42	(.44 )
2/28/2022	35.36	(.27 )	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61	67	1.42	(.72 )
Class R-2:
8/31/2026[4,5]	36.33	(.15 )	3.24	3.09	—	(3.54)	(3.54)	35.88	8.63 [6]	552	1.41 [7]	(.83 )[7]
2/28/2026	35.58	(.24 )	5.01	4.77	—	(4.02)	(4.02)	36.33	13.85	547	1.43	(.65 )
2/28/2025	34.69	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.58	12.11	678	1.42	(.55 )
2/29/2024	27.13	(.11 )	8.70	8.59	—	(1.03)	(1.03)	34.69	32.03	672	1.42	(.38 )
2/28/2023	34.12	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43	(.45 )
2/28/2022	35.35	(.28 )	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43	(.73 )
Class R-2E:
8/31/2026[4,5]	43.31	(.12 )	3.89	3.77	—	(3.54)	(3.54)	43.54	8.81 [6]	69	1.12 [7]	(.54 )[7]
2/28/2026	41.60	(.14 )	5.87	5.73	—	(4.02)	(4.02)	43.31	14.16	64	1.14	(.32 )
2/28/2025	39.95	(.11 )	5.09	4.98	— [8]	(3.33)	(3.33)	41.60	12.43	91	1.13	(.27 )
2/29/2024	31.02	(.03 )	9.99	9.96	— [8]	(1.03)	(1.03)	39.95	32.44	84	1.13	(.09 )
2/28/2023	38.50	(.05 )	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14	(.15 )
2/28/2022	39.47	(.18 )	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13	(.43 )
Class R-3:
8/31/2026[4,5]	42.29	(.08 )	3.79	3.71	—	(3.54)	(3.54)	42.46	8.89 [6]	848	.97 [7]	(.39 )[7]
2/28/2026	40.64	(.09 )	5.76	5.67	—	(4.02)	(4.02)	42.29	14.36	821.98		(.20 )
2/28/2025	39.08	(.04 )	4.99	4.95	(.06 )	(3.33)	(3.39)	40.64	12.62	957.98		(.11 )
2/29/2024	30.35	.02	9.78	9.80	(.04 )	(1.03)	(1.07)	39.08	32.64	942.98		.07
2/28/2023	37.68	— [8]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767.98		— [10]
2/28/2022	38.62	(.12 )	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960.98		(.28 )
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
8/31/2026[4,5]	$44.51	$(.02 )	$4.00	$3.98	$—	$(3.54)	$(3.54)	$44.95	9.06%[6]	$679	.67%[7]	(.09 )%[7]
2/28/2026	42.46	.04	6.03	6.07	—	(4.02)	(4.02)	44.51	14.70	606.68		.09
2/28/2025	40.66	.08	5.20	5.28	(.15 )	(3.33)	(3.48)	42.46	12.95	715.68		.20
2/29/2024	31.59	.13	10.18	10.31	(.21 )	(1.03)	(1.24)	40.66	33.04	733.68		.36
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612.68		.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803.68		.02
Class R-5E:
8/31/2026[4,5]	45.50	.02	4.09	4.11	—	(3.54)	(3.54)	46.07	9.15 [6]	170	.47 [7]	.10 [7]
2/28/2026	43.24	.15	6.13	6.28	—	(4.02)	(4.02)	45.50	14.93	158.48		.32
2/28/2025	41.34	.17	5.29	5.46	(.23 )	(3.33)	(3.56)	43.24	13.17	202.48		.39
2/29/2024	32.15	.20	10.35	10.55	(.33 )	(1.03)	(1.36)	41.34	33.31	172.48		.55
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153.48		.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154.48		.22
Class R-5:
8/31/2026[4,5]	46.67	.05	4.20	4.25	—	(3.54)	(3.54)	47.38	9.22 [6]	239	.38 [7]	.20 [7]
2/28/2026	44.21	.17	6.31	6.48	—	(4.02)	(4.02)	46.67	15.03	243.38		.37
2/28/2025	42.19	.22	5.39	5.61	(.26 )	(3.33)	(3.59)	44.21	13.29	259.38		.50
2/29/2024	32.80	.24	10.57	10.81	(.39 )	(1.03)	(1.42)	42.19	33.47	277.38		.66
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249.38		.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344.38		.32
Class R-6:
8/31/2026[4,5]	46.55	.06	4.19	4.25	—	(3.54)	(3.54)	47.26	9.22 [6]	27,381	.33 [7]	.25 [7]
2/28/2026	44.09	.19	6.29	6.48	—	(4.02)	(4.02)	46.55	15.10	28,084.33		.41
2/28/2025	42.07	.24	5.39	5.63	(.28 )	(3.33)	(3.61)	44.09	13.36	25,508.33		.54
2/29/2024	32.73	.26	10.54	10.80	(.43 )	(1.03)	(1.46)	42.07	33.52	24,227.33		.71
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078.33		.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945.33		.37

	Six months ended August 31, 2026[4,5,6,12]	Year ended February 28 or 29,
		2026[12]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[11]	14%	36%	36%	27%	31%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than $1 million.
[10]	Amount less than 0.01%.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

21	AMCAP Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

AMCAP Fund	22

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: October 30, 2026